Income Taxes - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Deferred tax assets, net of valuation allowance, total		$ 52,348,036	$ 49,251,408
Deferred tax assets, valuation allowance		$ 52,348,036	$ 49,251,408
Maximum percentage of taxable income in which NOLs permitted to deduct		80.00%
U.S. federal corporate tax rate		21.00%	34.00%
Toll tax liability			$ 0
Reduction of deferred tax assets			146
Domestic Country [Member]
Income Tax [Line Items]
Operating loss carryforwards		$ 178,200,000	$ 165,981,195
Operating loss carryforwards incurred prior to 2018, expiration terms	begin to expire in 2022	begin to expire in 2022
Maximum [Member]
Income Tax [Line Items]
U.S. federal corporate tax rate			35.00%